Sector Regulation and Electricity System Operations - Additional Information (Detail)				12 Months Ended
	Nov. 30, 2017 $ / MWh GWh TWh Company EnergyBlock	Jul. 31, 2016 $ / MWh GWh Company EnergyBlock	Oct. 31, 2015 $ / MWh GWh EnergyBlock	Dec. 31, 2017 kWh
Sector Regulations and Electricity System Operations [Line items]
Percentage of renewable energy requirement				5.00%
Percentage of increase in energy requirement				0.50%
Target for renewable energy requirement				10.00%
Target for energy generated by non-conventional renewable energy				20.00%
Percentage of aggregate profitability industry range				10.00%
Number of energy blocks awarded | EnergyBlock	5	5	3
Energy blocks awarded unit | GWh	2,200	12,430	1,200
Number of companies | Company	5	84
Weighted price of energy | $ / MWh	32.5	47.6	79.3
Energy awarded unit per year	1.2	5,918
Reduction in price of prior bid			30.00%
Bottom of Range [Member]
Sector Regulations and Electricity System Operations [Line items]
Profitability margin range				(4.00%)
Top of Range [Member]
Sector Regulations and Electricity System Operations [Line items]
Profitability margin range				4.00%
Residential customers national tariff limit				10.00%
Average energy consumption limit of residential customers | kWh				200